S-K 1604, De-SPAC Transaction	Sep. 30, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

You are cordially invited to attend the extraordinary general meeting (the “Meeting”) of the shareholders of Melar Acquisition Corp. I, a Cayman Islands exempted company (“Melar”), which will be held at _______, Eastern Time, on _______, 2026, at the offices of Ellenoff Grossman & Schole LLP, located at 1345 Avenue of the Americas, 11th Floor, New York, New York 10105. You or your proxyholder will be able to attend and vote at the Meeting in person using a control number assigned by Continental Stock Transfer & Trust Company.

De-SPAC Prospectus Summary [Text Block]

Summary of the Proxy Statement/Prospectus

This summary highlights selected information from this proxy statement/prospectus and does not contain all the information that is important to you. You should carefully read this entire proxy statement/prospectus, including the Merger Agreement attached as Annex A to this proxy statement/prospectus as well as the other annexes attached to this proxy statement/prospectus.

The Parties

Melar

Melar is a blank check company incorporated on March 11, 2024 in the Cayman Islands as an exempted company with limited liability. Melar was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The Melar Units, Class A ordinary shares and Melar Public Warrants are currently listed on the Nasdaq Global Market under the symbols “MACIU,” “MACI” and “MACIW,” respectively.

Melar completed the Melar IPO of 16,000,000 Units on June 20, 2024, including the issuance of 1,000,000 Units as a result of the underwriters’ partial exercise of the over-allotment option, generating gross proceeds to Melar of $160,000,000. Simultaneously with the closing of the Melar IPO, Melar completed the sale of 5,000,000 Private Placement Warrants at a purchase price of $1.00 per Private Placement Warrant in the Melar Private Placement, generating gross proceeds to Melar of $5,000,000. Following the closing of the Melar IPO, a total of $160,000,000, comprised of a portion of the net proceeds from the Melar IPO and the Melar Private Placement, was placed in the Trust Account.

On June 16, 2026, Melar held an extraordinary general meeting of shareholders in lieu of an annual general meeting of shareholders (the “Extension Meeting”). At the Extension Meeting, Melar Shareholders approved, among other things, an amendment to the Amended and Restated Memorandum and Articles of Association of Melar (the “Extension Amendment”) to extend the end of the Combination Period on a monthly basis up to six (6) times, from June 20, 2026 through December 20, 2026, or such earlier date as determined by the Melar Board. In connection with the Extension Meeting, the holders of 12,076,077 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $10.89 per share, for an aggregate redemption amount of approximately $131.5 million (the “Meeting Redemptions”). Following the Meeting Redemptions, there are 3,923,923 Public Shares currently issued and outstanding.

As of September 23, 2026, the Trust Account balance was approximately $43.4 million. Since the Melar IPO, Melar’s activity has been limited to efforts toward locating and completing a suitable business combination.

On June 11, 2026, Melar issued an aggregate of 5,621,621 Melar Class A ordinary shares to the Sponsor upon the conversion (the “Conversion”) of an equal number of Melar Class B ordinary shares held by the Sponsor. The Class A ordinary shares issued in connection with the Conversion are subject to the same restrictions applicable to the Class B ordinary shares prior to the Conversion, including certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination.

The mailing address of Melar’s principal executive office is 143 West 72nd Street, 4th Floor, New York, NY 10023 and its telephone number is (702) 781-1120. In connection with the Business Combination, Melar will de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Nevada and domesticate as a Nevada corporation. For more information about Melar, see “Information About Melar.”

Merger Sub

Merger Sub is a wholly-owned subsidiary of Melar, formed solely for the purpose of effectuating the Merger as part of the Business Combination. Merger Sub was incorporated in Nevada on July 28, 2025. Merger Sub does not own any material assets and does not operate any business. Immediately after and as a result of the Merger, Merger Sub will merge with and into Everli, with Everli continuing as the surviving entity and wholly-owned subsidiary of New Melar.

Everli

Everli is a leading e-grocery marketplace and delivery platform in Italy with a mission to transform how consumers shop for groceries online, reducing friction in local commerce, and empower local economies by bridging the gap between consumers, retailers, brands, and shoppers. Founded in 2014 as S24 S.R.L, Everli today operates an asset-light, marketplace-based model connecting consumers with their grocery retailers. Consumers order groceries and other items with their preferred grocery retailers through Everli’s online platform, and its network of over 1,000 weekly active, independent shoppers. Everli shoppers shop and deliver each order providing true end-to-end fulfillment that benefits both customers and retailers.

Everli’s operating model provides retailers with a fully outsourced, end-to-end e-commerce solution that requires minimal internal staff, infrastructure, or operational changes for the retailers. Everli shopper network, coordinated and managed by Everli personnel, handles the order — selection, purchase using Everli pre-paid cards, and delivery — powered by integration with retailer systems with minimal workflow or store disruption. This allows retailers to activate an online channel instantly, using their existing physical footprint, without diverting resources from core in-store operations.

Everli operates exclusively in Italy in over 60 provinces, and has partnered with more than 95 retailers, including the 13 largest grocers in Italy such as Lidl, Coop, Conad and Carrefour. Everli’s platform offers access to over 300,000 products from more than 1,150 stores across the country. For the period from February 21, 2024 to December 31, 2024, Everli facilitated approximately 720,000 orders, which generated about $67 million in GTV and net revenue of $13.5 million, and for the year ended December 31, 2025, Everli facilitated approximately 769,000 orders, which generated about $78 million in GTV and net revenue of $16.7 million, and for the six months ended June 30, 2026, Everli facilitated approximately 265,000 orders, which generated about $28.8 million in GTV and net revenue of $6.3 million.

Following a temporary surge in GTV to approximately $130 million in 2020 during the COVID-19 pandemic, its subsequent strategic focus shifted away from the loss-leader, ultra-fast delivery segment of the market toward personalized, full-basket grocery fulfillment. This deliberate repositioning prioritized sustainability, operational efficiency, and contribution profitability over unsustainable order volume growth driven by discounted small-basket purchases.

During the period from February 21, 2024, to December 31, 2024, the year ended December 31, 2025, and the six months ended June 30, 2026, Everli achieved a positive gross profit of approximately $1.7 million, $1.1 million, and $0.4 million, respectively, and a gross margin of approximately 13% (representing 3% of its GTV in that period), 7% (representing 1% of its GTV in that year), and 6% (representing 1% of its GTV in that year), respectively. Over this time, Everli concentrated on establishing a resilient, recurring customer base anchored in larger weekly grocery purchases. Everli’s focus on value, reliability, and retailer choice has also translated into strong customer loyalty, with approximately 78% of its active monthly customers having been with Everli for more than 12 months, as of December 31, 2025.

Everli was initially incorporated in the State of Delaware on January 4, 2024. On March 5, 2024, Everli changed its jurisdiction of incorporation from Delaware to Nevada. The reincorporation was completed through a statutory domestication under applicable Delaware and Nevada corporate laws. In February 2024, Everli acquired Everli S.p.A., a company incorporated in Italy, which had begun operations in 2014.

Everli reported in its financial statements for the year ended December 31, 2025, substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements were issued. Unless Everli attains profitable operations by achieving a level of revenues adequate to support its cost structure, it will need to raise additional cash from outside sources to fund its operations.

The mailing address of Everli is 12 E. 49th Street, Suite 823, New York, New York 10017 and its telephone number is +1 347-588-4226. For more information about Everli, see “Information About Everli.
De-SPAC, Background, Prospectus Summary [Text Block]

The Parties

Melar

Melar is a blank check company incorporated on March 11, 2024 in the Cayman Islands as an exempted company with limited liability. Melar was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The Melar Units, Class A ordinary shares and Melar Public Warrants are currently listed on the Nasdaq Global Market under the symbols “MACIU,” “MACI” and “MACIW,” respectively.

Melar completed the Melar IPO of 16,000,000 Units on June 20, 2024, including the issuance of 1,000,000 Units as a result of the underwriters’ partial exercise of the over-allotment option, generating gross proceeds to Melar of $160,000,000. Simultaneously with the closing of the Melar IPO, Melar completed the sale of 5,000,000 Private Placement Warrants at a purchase price of $1.00 per Private Placement Warrant in the Melar Private Placement, generating gross proceeds to Melar of $5,000,000. Following the closing of the Melar IPO, a total of $160,000,000, comprised of a portion of the net proceeds from the Melar IPO and the Melar Private Placement, was placed in the Trust Account.

On June 16, 2026, Melar held an extraordinary general meeting of shareholders in lieu of an annual general meeting of shareholders (the “Extension Meeting”). At the Extension Meeting, Melar Shareholders approved, among other things, an amendment to the Amended and Restated Memorandum and Articles of Association of Melar (the “Extension Amendment”) to extend the end of the Combination Period on a monthly basis up to six (6) times, from June 20, 2026 through December 20, 2026, or such earlier date as determined by the Melar Board. In connection with the Extension Meeting, the holders of 12,076,077 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $10.89 per share, for an aggregate redemption amount of approximately $131.5 million (the “Meeting Redemptions”). Following the Meeting Redemptions, there are 3,923,923 Public Shares currently issued and outstanding.

As of September 23, 2026, the Trust Account balance was approximately $43.4 million. Since the Melar IPO, Melar’s activity has been limited to efforts toward locating and completing a suitable business combination.

On June 11, 2026, Melar issued an aggregate of 5,621,621 Melar Class A ordinary shares to the Sponsor upon the conversion (the “Conversion”) of an equal number of Melar Class B ordinary shares held by the Sponsor. The Class A ordinary shares issued in connection with the Conversion are subject to the same restrictions applicable to the Class B ordinary shares prior to the Conversion, including certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination.

The mailing address of Melar’s principal executive office is 143 West 72nd Street, 4th Floor, New York, NY 10023 and its telephone number is (702) 781-1120. In connection with the Business Combination, Melar will de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Nevada and domesticate as a Nevada corporation. For more information about Melar, see “Information About Melar.”

Merger Sub

Merger Sub is a wholly-owned subsidiary of Melar, formed solely for the purpose of effectuating the Merger as part of the Business Combination. Merger Sub was incorporated in Nevada on July 28, 2025. Merger Sub does not own any material assets and does not operate any business. Immediately after and as a result of the Merger, Merger Sub will merge with and into Everli, with Everli continuing as the surviving entity and wholly-owned subsidiary of New Melar.

Everli

Everli is a leading e-grocery marketplace and delivery platform in Italy with a mission to transform how consumers shop for groceries online, reducing friction in local commerce, and empower local economies by bridging the gap between consumers, retailers, brands, and shoppers. Founded in 2014 as S24 S.R.L, Everli today operates an asset-light, marketplace-based model connecting consumers with their grocery retailers. Consumers order groceries and other items with their preferred grocery retailers through Everli’s online platform, and its network of over 1,000 weekly active, independent shoppers. Everli shoppers shop and deliver each order providing true end-to-end fulfillment that benefits both customers and retailers.

Everli’s operating model provides retailers with a fully outsourced, end-to-end e-commerce solution that requires minimal internal staff, infrastructure, or operational changes for the retailers. Everli shopper network, coordinated and managed by Everli personnel, handles the order — selection, purchase using Everli pre-paid cards, and delivery — powered by integration with retailer systems with minimal workflow or store disruption. This allows retailers to activate an online channel instantly, using their existing physical footprint, without diverting resources from core in-store operations.

Everli operates exclusively in Italy in over 60 provinces, and has partnered with more than 95 retailers, including the 13 largest grocers in Italy such as Lidl, Coop, Conad and Carrefour. Everli’s platform offers access to over 300,000 products from more than 1,150 stores across the country. For the period from February 21, 2024 to December 31, 2024, Everli facilitated approximately 720,000 orders, which generated about $67 million in GTV and net revenue of $13.5 million, and for the year ended December 31, 2025, Everli facilitated approximately 769,000 orders, which generated about $78 million in GTV and net revenue of $16.7 million, and for the six months ended June 30, 2026, Everli facilitated approximately 265,000 orders, which generated about $28.8 million in GTV and net revenue of $6.3 million.

Following a temporary surge in GTV to approximately $130 million in 2020 during the COVID-19 pandemic, its subsequent strategic focus shifted away from the loss-leader, ultra-fast delivery segment of the market toward personalized, full-basket grocery fulfillment. This deliberate repositioning prioritized sustainability, operational efficiency, and contribution profitability over unsustainable order volume growth driven by discounted small-basket purchases.

During the period from February 21, 2024, to December 31, 2024, the year ended December 31, 2025, and the six months ended June 30, 2026, Everli achieved a positive gross profit of approximately $1.7 million, $1.1 million, and $0.4 million, respectively, and a gross margin of approximately 13% (representing 3% of its GTV in that period), 7% (representing 1% of its GTV in that year), and 6% (representing 1% of its GTV in that year), respectively. Over this time, Everli concentrated on establishing a resilient, recurring customer base anchored in larger weekly grocery purchases. Everli’s focus on value, reliability, and retailer choice has also translated into strong customer loyalty, with approximately 78% of its active monthly customers having been with Everli for more than 12 months, as of December 31, 2025.

Everli was initially incorporated in the State of Delaware on January 4, 2024. On March 5, 2024, Everli changed its jurisdiction of incorporation from Delaware to Nevada. The reincorporation was completed through a statutory domestication under applicable Delaware and Nevada corporate laws. In February 2024, Everli acquired Everli S.p.A., a company incorporated in Italy, which had begun operations in 2014.

Everli reported in its financial statements for the year ended December 31, 2025, substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements were issued. Unless Everli attains profitable operations by achieving a level of revenues adequate to support its cost structure, it will need to raise additional cash from outside sources to fund its operations.

The mailing address of Everli is 12 E. 49th Street, Suite 823, New York, New York 10017 and its telephone number is +1 347-588-4226. For more information about Everli, see “Information About Everli.
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]

Melar Board’s Reasons for the Approval of the Business Combination

In evaluating the Business Combination with Everli, the Melar Board consulted with its management, advisors and legal counsels, and considered and evaluated several factors. In particular, the Melar Board considered the following factors, although not weighed or in any order of significance, in deciding to approve the Business Combination:

•        Growth Prospects:    Everli operates in the online grocery segment in Italy, which the Melar Board believes is an attractive industry with strong growth prospects.

•        Transaction Proceeds:    Depending on the extent of redemptions by Melar Public Shareholders and the final amount of the expenses incurred in connection with the Business Combination, the Business Combination is expected to provide up to approximately $41.2 million of gross proceeds to Everli, assuming there is no PIPE Investment or Everli Equity Investment.

•        Due Diligence:    The Melar Board reviewed and discussed in detail the results of the due diligence review of Everli conducted by the Melar management team and Melar’s financial, legal and regulatory advisors, including virtual and physical meetings with the management team and advisors of Everli regarding Everli’s business and business plan, operations and prospects, valuation analyses and other material matters, as well as general financial, technical, legal, regulatory and accounting due diligence.

•        Financial Condition:    The Melar Board reviewed factors, such as Everli S.p.A’s historical financial results, outlook and business and financial plans.

In reviewing these factors, the Melar Board believed that Everli was well-positioned in its industry for potential strong future growth and therefore was likely to be positively viewed by public investors.

•        Fairness Opinion:    The opinion of Houlihan, dated September 11, 2025, provided to the Melar Board, stated that, as of that date and subject to the assumptions, qualifications, and limitations set forth therein: (i) the consideration to be issued, paid or exchanged in the Business Combination is fair from a financial point of view to the Melar Shareholders and (ii) the Business Combination is fair from a financial point of view to the Melar Shareholders that are unaffiliated with the Sponsor.

•        Reasonableness of Consideration:    Following a review of Everli’s financial data provided to Melar and the due diligence of Everli’s business conducted by Melar and its advisors, and taking into account the opinion received from Houlihan, the Melar Board determined that the aggregate Merger Consideration to be paid in the Business Combination was reasonable.

•        Post-Closing Economic Interest in Everli:    If the Business Combination is consummated, Melar Shareholders (other than Melar Public Shareholders that sought redemption of their Melar shares) would have a meaningful economic interest in Everli and as a result would have a continuing opportunity to benefit from the success of Everli upon the Closing.

•        Management Team:    The Melar Board believes that Everli has a strong management team and that the senior leadership, led by Mr. Palella, intends to remain with New Melar in the roles of officers or directors. This is expected to provide crucial continuity in advancing Everli’s strategic and growth goals.

•        Post-Business Combination Corporate Governance:    The Sponsor will have certain post-closing corporate governance rights in Everli, including the right to nominate one director to the New Melar Board.

•        Negotiated Transaction:    The financial and other terms of the Merger Agreement reflect the result of arm’s length negotiations between Melar and Everli.